Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details 6) - Risk Bunker Oil Price Decrease [Member] $ in Millions	Jun. 30, 2023 USD ($)
Bunker Crude Oil Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (3)
Bunker Crude Oil Options [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(288)
Bunker Crude Oil Options [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(759)
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	288
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	759
Forwards Frieght [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	2
Forwards Frieght [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2)
Forwards Frieght [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5)
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	2
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 5